SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Lease Obligations
Cash payments for operating leases	$ 133,598	$ 145,710
Cash payments for finance leases	$ 71,566	$ 75,678